Fair Value Measurement (Tables)	12 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets Measured at Fair Value on Recurring Basis

As of March 31, 2022 and 2023, the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition are as follows:

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
- wealth management products	190,000	—	190,000	—
- equity securities with readily determinable fair values	6,853	6,853	—	—
Available-for-sale debt securities	44,873	—	—	44,873
Total assets	241,726	6,853	190,000	44,873

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
- wealth management products	145,584	-	145,584	-
- equity securities with readily determinable fair values	252	252	-	-
Available-for-sale debt securities	34,368	-	-	34,368
Total assets	180,204	252	145,584	34,368

Schedule of Roll Forward of Major Level 3 Investments

The Group classifies its available-for-sales debt securities as Level 3 investments. The roll forward of major Level 3 investments are as following:

	iSNOB Holdings Limited (“iSNOB”)	Ruisha Technology	Huzan Inc. (“Huzan”)	Xuanwei Limied (“Xuanwei”)	Poppy Mobile Inc. (“Poppy”)	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Fair value of Level 3 investments as at March 31, 2020	76,841	7,623	10,996	3,525	—	3,388	102,373
Addition	—	—	—			8,000	8,000
Disposal	(59,243)	—	—	(3,525)	—	—	(62,768)
Impairment	—	—	(4,055)	—	—	(3,388)	(7,443)
Effect of currency translation adjustment	(3,717)	—	(110)	—	—	—	(3,827)
The change in fair value of the investments	8,714	11,442	(5,145)	—	—	—	15,011
Fair value of Level 3 investments as at March 31, 2021	22,595	19,065	1,686	—	—	8,000	51,346
Addition	—	—	—	—	16,215	5,600	21,815
Disposal(1)	—	(18,157)	—	—	—	(3,000)	(21,157)
Impairment	—	—	(1,635)	—	—	(3,000)	(4,635)
Effect of currency translation adjustment	(677)	—	(51)	—	(344)	—	(1,072)
The change in fair value of the investments	—	(908)	—	—	—	(516)	(1,424)
Fair value of Level 3 investments as at March 31, 2022	21,918	—	—	—	15,871	7,084	44,873
Addition	—	—	—	—	—	8,000	8,000
Impairment	—	—	—	—	(16,817)	(3,600)	(20,417)
Effect of currency translation adjustment	1,816	—	—	—	946	239	3,001
The change in fair value of the investments	922	—	—	—	—	(2,011)	(1,089)
Fair value of Level 3 investments as at March 31, 2023	24,656	—	—	—	—	9,712	34,368

(1)
For the year ended March 31, 2022, the Company derecognized the available-for-sale debt security investment and recycled the previously recognized fair value change recorded as other comprehensive income of RMB11,106 into the gain from investments (Note 10).

Schedule of Significant Unobservable Inputs Adopted in Valuation of Fair Value Assets	The significant unobservable inputs adopted in the valuation as of March 31, 2021, 2022 and 2023 are as following:

	For the years ended March 31,
	2021	2022	2023
Lack of marketability discount	30%	30%	30%
Risk-free rate	0.5%	2%-3%	3.6%-4.3%
Expected volatility	45%	30%-46%	39%-60%
Revenue multiple	7.92	1-10	4-9
Net profit multiple	16	25	-